Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 844,775,622.40
Previously Paid Amount	0.00
Total Fee Amount	129,335.15
Total Offset Amount	0.00
Net Fee	$ 129,335.15